Debt - Schedule of Debt (Detail) - USD ($) $ in Thousands	Nov. 25, 2018	Nov. 26, 2017	Feb. 28, 2017	Apr. 27, 2015
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt, excluding current maturities	$ 1,020,219	$ 1,038,860
Short-term debt	31,935	38,451
Long-term and short-term debt	1,052,154	1,077,311
Short-term borrowings [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Short-term debt	31,935	38,451
5.00% Senior Notes, Due 2025 [Member] | Senior notes [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt, excluding current maturities	$ 485,605	483,683
Stated interest rate	5.00%			5.00%
3.375% Senior Notes Due 2027 [Member] | Senior notes [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt, excluding current maturities	$ 534,614	$ 555,177
Stated interest rate	3.375%		3.375%